Insurance contracts (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ (9,988)	€ 52,206
Incurred claims and other directly attributable expenses	(188,578)	(244,757)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	547	(58,654)
Claims and other directly attributable expenses paid		(562,067)
Premium revenue	199,701	802,597
Foreign currency translation and other changes	80	687
Insurance contract receivables (liabilities) at end of period	1,762	(9,988)
Premium revenue for past performance years	(7,466)	(14,916)
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(9,287)	53,137
Incurred claims and other directly attributable expenses	(188,805)	(245,035)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	547	(58,654)
Claims and other directly attributable expenses paid		(562,067)
Premium revenue	199,701	802,597
Foreign currency translation and other changes	58	735
Insurance contract receivables (liabilities) at end of period	2,214	(9,287)
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(701)	(931)
Incurred claims and other directly attributable expenses	227	278
Foreign currency translation and other changes	22	(48)
Insurance contract receivables (liabilities) at end of period	(452)	(701)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(8,339)	26,836
Incurred claims and other directly attributable expenses	(279,128)	(242,885)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(1,629)	(16,108)
Claims and other directly attributable expenses paid		(604,843)
Premium revenue	295,226	828,437
Foreign currency translation and other changes	(62)	224
Insurance contract receivables (liabilities) at end of period	6,068	(8,339)
Premium revenue for past performance years	15,898	(2,095)
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(7,751)	27,389
Incurred claims and other directly attributable expenses	(278,820)	(242,885)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(1,629)	(16,108)
Claims and other directly attributable expenses paid		(604,843)
Premium revenue	295,226	828,437
Foreign currency translation and other changes	(94)	259
Insurance contract receivables (liabilities) at end of period	6,932	(7,751)
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(588)	(553)
Incurred claims and other directly attributable expenses	(308)
Foreign currency translation and other changes	32	(35)
Insurance contract receivables (liabilities) at end of period	€ (864)	€ (588)